Note 25 - Post-employment and other employee benefit commitments (Tables)	12 Months Ended
Dec. 31, 2019
Post-employment and other employee benefit commitments
Table Of Net Defined Benefit Liability Asset Explanatory
Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	2019	2018	2017
Pension commitments	5,050	4,678	4,969
Early retirement commitments	1,486	1,793	2,210
Medical benefits commitments	1,580	1,114	1,204
Other long term employee benefits	61	62	67
Total commitments	8,177	7,647	8,451
Pension plan assets	1,961	1,694	1,892
Medical benefit plan assets	1,532	1,146	1,114
Total plan assets (1)	3,493	2,840	3,006

Total net liability / asset	4,684	4,807	5,445
Of which: Net asset on the consolidated balance sheet (2)	(8)	(41)	(27)
Of which: +Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	4,631	4,787	5,407
Of which: Net liability on the consolidated balance sheet for other long term employee benefits (4)	61	62	67

Consolidated Income Statement Impact
Consolidated income statement impact (Millions of Euros)
	Notes	2019	2018	2017
Interest and similar expense		65	78	71
Interest expense		307	295	294
Interest income		(242)	(217)	(223)
Personnel expense		163	147	149
Defined contribution plan expense	44.1	113	89	87
Defined benefit plan expense	44.1	50	58	62
Provisions (net)	46	214	125	343
Early retirement expense		190	141	227
Past service cost expense		18	(33)	3
Remeasurements (*)		7	(10)	31
Other provision expense		(2)	28	82
Total impact on consolidated income statement: debit (credit)		441	350	563

Disclosure of equity impact explanatory
Equity impact (Millions of Euros)
	2019	2018	2017
Defined benefit plans	254	81	(40)
Post-employment medical benefits	74	(47)	179
Total impact on equity: debit (credit)	329	34	140

Table Of Defined Benefit Plans
Defined benefits (Millions of Euros)
		2019			2018			2017
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	7,585	2,839	4,746	8,384	3,006	5,378	8,851	3,022	5,829
Current service cost	53	-	53	61	-	61	64	-	64
Interest income/expense	304	242	62	292	217	76	290	223	68
Contributions by plan participants	4	4	-	4	3	1	4	4	-
Employer contributions	-	65	(65)	-	103	(103)	-	25	(25)
Past service costs (1)	210	-	210	109	-	109	231	-	231
Remeasurements:	783	454	329	(263)	(286)	21	331	161	171
Return on plan assets (2)	-	454	(454)	-	(286)	286	-	161	(161)
From changes in demographic assumptions	(15)	-	(15)	14	-	14	100	-	100
From changes in financial assumptions	688	-	688	(274)	-	(274)	220	-	220
Other actuarial gain and losses	110	-	110	(3)	-	(3)	12	-	12
Benefit payments	(905)	(187)	(718)	(979)	(200)	(779)	(1,029)	(169)	(861)
Effect on changes in foreign exchange rates	63	69	(6)	(31)	(9)	(22)	(278)	(258)	(19)
Conversions to defined contributions	-	-	-	-	-	-	(82)	-	(82)
Other effects	19	6	13	10	6	4	(1)	(1)	-
Balance at the end	8,116	3,493	4,623	7,585	2,840	4,745	8,384	3,006	5,378
Of which: Spain	4,592	266	4,326	4,807	260	4,547	5,442	320	5,122
Of which: Mexico	2,231	2,124	107	1,615	1,587	28	1,661	1,602	60
Of which: The United States	375	323	52	326	287	39	360	309	51
Of which: Turkey	444	359	86	422	339	83	520	424	96

Disclosure of actuarial assumptions Explanatory
Actuarial assumptions (Millions of Euros)
	2019				2018				2017
	Spain	Mexico	The United States	Turkey	Spain	Mexico	The United States	Turkey	Spain	Mexico	The United States	Turkey
Discount rate	0.68%	9.04%	3.24%	12.50%	1.28%	10.45%	4.23%	16.30%	1.24%	9.48%	3.57%	11.60%
Rate of salary increase	-	4.75%	-	9.70%	-	4.75%	-	14.00%	-	4.75%	-	9.90%
Rate of pension increase	-	2.47%	-	8.20%	-	2.51%	-	12.50%	-	2.13%	-	8.40%
Medical cost trend rate	-	7.00%	-	12.40%	-	7.00%	-	16.70%	-	7.00%	-	12.60%
Mortality tables	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001

Disclosure of Sensitivity Analysis
Sensitivity analysis (Millions of Euros)
	Basis points change	2019		2018
		Increase	Decrease	Increase	Decrease
Discount rate	50	(367)	405	(298)	332
Rate of salary increase	50	3	(3)	3	(3)
Rate of pension increase	50	27	(26)	19	(18)
Medical cost trend rate	100	338	(266)	229	(181)
Change in obligation from each additional year of longevity	-	137	-	108	-

Table Of Defined Benefit Plans By Geography
Post-employment commitments 2019 (Millions of Euros)
	Defined benefit obligation
	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4,807	512	326	422	402
Current service cost	4	4	1	20	3
Interest income or expense	45	53	14	64	11
Contributions by plan participants	-	-	-	3	1
Past service costs (1)	190	15	-	3	2
Remeasurements:	298	99	44	(3)	49
From changes in demographic assumptions	-	-	-	(13)	(2)
From changes in financial assumptions	239	87	42	(41)	52
Other actuarial gain and losses	59	12	2	51	(1)
Benefit payments	(766)	(50)	(15)	(21)	(14)
Effect on changes in foreign exchange rates	-	32	6	(44)	1
Other effects	14	-	(1)	-	6
Balance at the end	4,592	664	375	444	460
Of which: Vested benefit obligation relating to current employees	86	-	-	-	-
Of which: Vested benefit obligation relating to retired employees	4506	-	-	-	-

Disclosure of Defined Obligations by Plan Assets
Post-employment commitments 2019 (Millions of Euros)
	Plan assets
	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	260	441	287	339	366
Interest income or expense	3	44	12	53	8
Contributions by plan participants	-	-	-	3	1
Employer contributions	-	47	3	14	1
Remeasurements:	67	90	28	(5)	50
Return on plan assets (2)	67	90	28	(5)	50
Benefit payments	(64)	(50)	(13)	(10)	(11)
Business combinations and disposals	-	(7)	-	-	-
Effect on changes in foreign exchange rates	-	27	6	(34)	-
Other effects	-	-	-	-	6
Balance at the end	266	592	323	359	422

Disclosure of Defined Benefits by Net Assets Obligations
Post-employment commitments 2019 (Millions of euros)
	Net liability (asset)
	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4,547	71	39	83	36
Current service cost	4	4	1	20	3
Interest income or expense	42	9	2	11	3
Employer contributions	-	(47)	(3)	(14)	(1)
Past service costs (1)	190	15	-	3	2
Remeasurements:	231	9	16	2	(1)
Return on plan assets (2)	(67)	(90)	(28)	5	(50)
From changes in demographic assumptions	-	-	-	(13)	(2)
From changes in financial assumptions	239	87	42	(41)	52
Other actuarial gain and losses	59	12	2	51	(1)
Benefit payments	(702)	(1)	(2)	(11)	(3)
Business combinations and disposals	-	7	-	-	-
Effect on changes in foreign exchange rates	-	5	-	(9)	1
Other effects	14	-	(1)	-	-
Balance at the end	4,326	72	52	86	38

Table Of Defined Benefit Commitments
Post-employment commitments (Millions of Euros)
	2018: Net liability (asset)					2017: Net liability (asset)
	Spain	Mexico	The United States	Turkey	Rest of the world	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	5,122	(18)	51	96	36	5,799	(59)	46	99	43
Current service cost	4	5	-	21	4	4	5	3	21	5
Interest income or expense	59	(2)	2	8	2	73	(6)	1	9	2
Contributions by plan participants	-	-	-	-	1	-	-	-	-	-
Employer contributions	-	-	(2)	(13)	(18)	-	(1)	-	(16)	(8)
Past service costs (1)	148	(1)	-	2	2	235	1	-	4	3
Remeasurements:	(28)	88	(11)	3	14	(67)	38	9	12	(1)
Return on plan assets (2)	4	70	17	21	11	(21)	(10)	(11)	(101)	2
From changes in demographic assumptions	-	-	(1)	-	15	-	22	(2)	-	(3)
From changes in financial assumptions	-	(9)	(28)	(45)	(12)	(33)	18	22	81	4
Other actuarial gain and losses	(32)	27	1	29	-	(13)	7	-	32	(4)
Benefit payments	(763)	-	(2)	(11)	(3)	(842)	(1)	(2)	(11)	(3)
Effect on changes in foreign exchange rates	-	(1)	2	(26)	(1)	-	5	(5)	(21)	(5)
Conversions to defined contributions	-	-	-	-	-	(82)	-	-	-	-
Other effects	5	-	(1)	-	-	2	-	(1)	-	(1)
Balance at the end	4,547	71	39	83	36	5,122	(18)	51	96	36

Disclosure Of Medical Benefit Commitments
Medical benefits commitments
	2019			2018			2017
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,114	1,146	(32)	1,204	1,114	91	1,015	1,113	(98)
Current service cost	21	-	21	27	-	27	26	-	26
Interest income or expense	119	123	(4)	116	109	8	101	112	(11)
Employer contributions	-	-	-	-	71	(71)	-	-	-
Past service costs (1)	-	-	-	(42)	-	(42)	(11)	-	(11)
Remeasurements:	298	224	74	(210)	(164)	(47)	200	21	179
Return on plan assets (2)	-	224	(224)	-	(164)	164	-	21	(21)
From changes in demographic assumptions	-	-	-	-	-	-	83	-	83
From changes in financial assumptions	311	-	311	(182)	-	(182)	128	-	128
Other actuarial gain and losses	(13)	-	(13)	(28)	-	(28)	(10)	-	(10)
Benefit payments	(39)	(39)	(1)	(34)	(33)	(1)	(35)	(33)	(2)
Business combinations and disposals	-	7	(7)	-	-	-	-	-	-
Effect on changes in foreign exchange rates	68	71	(2)	62	59	3	(92)	(100)	8
Other effects	(1)	-	(1)	(9)	(9)	-	-	-	-
Balance at the end	1,580	1,532	48	1,114	1,146	(32)	1,204	1,114	91

Disclosure Of Estimated Benefit Payments
Estimated benefit payments (Millions of Euros)
	2020	2021	2022	2023	2024	2025-2029
Commitments in Spain	621	544	449	360	288	903
Commitments in Mexico	106	110	117	125	132	808
Commitments in the United States	17	18	19	19	20	107
Commitments in Turkey	20	22	18	22	25	200
Total	764	694	603	526	465	2,018

Disclosure Of Plan Of Assets Breakdown
Plan assets breakdown (Millions of Euros)
	2019	2018	2017
Cash or cash equivalents	56	26	68
Debt securities (government bonds)	2,668	2,080	2,178
Property	-	-	1
Mutual funds	2	2	1
Insurance contracts	142	132	4
Other investments	-	-	10
Total	2,869	2,241	2,261
Of which: Bank account in BBVA	4	3	5
Of which: Debt securities issued by BBVA	-	-	3

Table of Investments in Listed Markets
Investments in listed markets
	2019	2018	2017
Cash or cash equivalents	56	26	68
Debt securities (Government bonds)	2,668	2,080	2,178
Mutual funds	2	2	1
Total	2,727	2,109	2,247
Of which: Bank account in BBVA	4	3	5
Of which: Debt securities issued by BBVA	-	-	3